NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
NOTES PAYABLE
NOTES PAYABLE

NOTE 3: NOTES PAYABLE

As of March 31, 2014 and December 31, 2013, the Company had the current and long term notes payable of $24,000 and $172,845 and $69,800 and $79,800, respectively as shown in the table below.

Notes and loans payable	March 31, 2014	December 31, 2013

Short Term
Maryland TEDCO Note	$24,000	$24,000
Note Payable (net of $0 and $1,155 discount, resepectively)	—	148,845
Total	$24,000	$172,845
Long Term
Maryland TEDCO Note	$69,800	$79,800
Total	$69,800	$79,800

As of December 31, 2012, the Company had an outstanding loan to a third party in the amount of $74,900, which was originally issued during 2006 as part of an investment agreement.  The loan was unsecured and bore interest at 25% per year for four years. The Company had accrued interest of $74,900, which was included in accounts payable and accrued expenses on the balance sheet.  The note was in default until October 24, 2011, at which time the Company entered into a Termination and Release Agreement (“Release”) with the noteholder.  The terms of the Release, among other things, terminated the Investment Agreement between the parties, and required the Company to issue a Promissory Note to the noteholder in the combined amount of principal and accrued interest owed to date, for a total principal amount of $149,800 (the “Maryland TEDCO Note”).  The Maryland TEDCO Note is interest free, and is payable in monthly installments of $2,000 beginning November 1, 2011.  As of March 31, 2014 and December 31,  2013 the principal amount owing was $93,800 and $103,800, respectively, of which $24,000 and $24,000, respectively, has been recorded as the current portion of the note, and $69,800 and $79,800, respectively, as the long-term portion of the note, respectively.

On August 3, 2013, the Company borrowed $150,000 with a coupon rate of 10%, due on September 10, 2013 with a warrant to purchase 20,000 common shares, that vested immediately with a strike price of $0.50. The warrant was valued at $6,930 on August 3, 2013 using a closing price that day of $0.47, a strike price of $0.50, term of 5 years, volatility of 100%, dividends of 0%, and a discount rate of 1.36%. The value of the warrant of $6,930 is reflected as a discount to the note for a net amount of $143,070. For the year ended December 31, 2013, interest was accrued in the amount of $2,384 and $5,755 was recognzied as amortization expense. During the quarter ending March 31, 2014, the note principal of $150,000 and interest of $3,658 was paid in full and $1,155 was recognized as amortization expenses.

NOTE 7: NOTES PAYABLE

As at December 31, 2012 and 2013, the Company has current and long term notes payable of $172,845 and $1,466,700 and $79,800 and $97,800, respectively as shown in the table below.

Notes and loans payable	December 31, 2013	December 31, 2012

Short Term
Maryland TEDCO	$24,000	$24,000
Notes Payable (net of $1,155 discount)	148,845	—
AudioEye Acquisition Corp Notes	—	1,017,700
CMGO Investors, LLC	—	425,000
Total	$172,845	$1,466,700
Long Term
Maryland TEDCO	$79,800	$97,800
Total	$79,800	$97,800

As of December 31, 2012, the Company had an outstanding loan to a third party in the amount of $74,900, which was originally issued during 2006 as part of an Investment Agreement.  The loan was unsecured and bore interest at 25% per year for four years. The Company had accrued interest of $74,900, which was included in accounts payable and accrued expenses on the balance sheet.  The note was in default until October 24, 2011, at which time the Company entered into a Termination and Release Agreement (“Release”) with the third party.  The terms of the Release, among other things, terminated the Investment Agreement between the parties, and required the Company to issue a Promissory Note to the third-party in the combined amount of principal and accrued interest to date, for a total principal amount of $149,800.  The note is interest free, and is payable in monthly installments of $2,000 beginning November 1, 2011.  As of December 31,  2013 and 2012, the principal amount owing was $103,800 and $121,800, respectively, of which $24,000 and $24,000, respectively, has been recorded as the current portion of the note, and $79,800 and $97,800, respectively, as the long-term portion of the note, respectively. The Company has paid $18,000 and $24,000 in monthly installments for the year ended December 31, 2013 and 2012, respectively.

On August 15, 2012, the Company issued a Secured Promissory Note to CMGO Investors LLC, the agent for the former holders of CMG’s senior debt, in the amount of $425,000, related to the separation of the Company from CMG, which took place on August 17, 2012.  The note bore interest at 8% per annum.  Pursuant to an extension granted by the noteholder, the note was due on February 6, 2013.  The noteholder had the option to convert the principal and interest into 10% of the Company’s total issued and outstanding common shares as of the date of the notice to convert, but in no event more than 6,000,000 shares. On February 6, 2013, the Secured Promissory Note was repaid in full. Payment consisted of cash payments of $200,000, of which $16,339 was interest and $183,661 was principal. The balance of the principal of $241,359 was repaid with the issuance of 1,998,402 common shares of the Company, which represented 5.678562% of the outstanding shares on February 6, 2013.

For the period ending December 31, 2012, AEAC borrowed $1,017,7000 which was evidenced by the issuance of AEAC Debentures. These debentures bore interest at 8% per annum and were due one year from the date of issuance. The debenture holders had the option to convert the principal and interest at an exercise price $0.25 per share. During the period ended March 31, 2013, AEAC borrowed an additional $382,500 under the same term.

In connection with the Merger that occurred March 25, 2013, the Company assumed the obligations under the AEAC debentures and issued new AE Debentures which in turn were converted by the holders thereof into an aggregate of 5,871,752 shares of the Company’s common stock. These shares were issued for the conversion of total principal of $1,400,200 and accrued interest of $67,732 on the former AE Debentures.

On August 3, 2013, the Company borrowed $150,000 with a coupon rate of 10%, due on September 10, 2013 with a warrant to purchase 20,000 common shares, vesting immediately with a strike price of $0.50. The 20,000 common share warrant was valued at $6,930 on August 3, 2013 using a closing price that day of $0.47, a strike price of $0.50, term of 5 years, volatility of 100%, dividends of 0%, and a discount rate of 1.36%. The value of the warrant of $6,930 is reflected as a discount to the note for a net amount of $143,070. For the period ended December 31, 2013, interest was accrued in the amount of $2,384 and $5,755 was recognzied as amortization expense. As of December 31, 2013, the note has a balance of $148,845, net of discount of $1,155.